Consolidated Statements of Operations and Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 HKD ($) shares	Dec. 31, 2019 HKD ($) shares
Revenue
Revenue				$ 618	$ 1,366,417
Cost of revenues					123
Gross profit				618	1,366,294
Cost and expenses
Sales and marketing				10,748	100,460
General and administrative		2,495,308		4,123,108	1,893,499
Research & Development Expense
Donation expenses
Total cost and expenses		2,495,308		4,133,856	1,993,959
Operating loss		(2,495,308)		(4,133,238)	(627,665)
Other expenses
Interest income on bank deposit		5		14	666
Loss on disposal of a subsidiary
Other income (expenses)		349,023		38,870	(5,611,484)
Interest income from loans to third parties		750		365,000	2,191,631
Impairment loss on loans to third parties and property and equipment				(5,345,999)	(57,941,663)
Total other (expenses) income, net		349,778		(4,942,115)	(61,360,850)
Loss before provision for income taxes		(2,145,530)		(9,075,353)	(61,988,515)
Income tax expense					7,243
Net loss		(2,145,530)		(9,075,353)	(61,995,758)
Other comprehensive (loss) gain
Foreign currency translation		557,986		2,686,394	(365,258)
Comprehensive loss		$ (1,587,544)		$ (6,388,959)	$ (62,361,016)
Weighted average number of common shares | shares		6,572,226		6,406,146	4,422,837	[1],[2]
Net loss per share attributable to common stockholders, basic and diluted | $ / shares	$ (0.33)		$ (1.42)
Freight App Inc [Member]
Revenue
Revenue		$ 21,474,151		$ 9,205,941
Cost and expenses
Cost of revenue (exclusive of depreciation and amortization shown separately below)		19,558,807		8,411,570
Compensation and employee benefits		3,712,325		2,212,407
Sales and marketing		91,657		23,622
General and administrative		2,618,126		2,737,184
Depreciation and amortization		302,100		531,027
Total cost and expenses		26,283,015		13,915,810
Operating loss		(4,808,864)		(4,709,869)
Other expenses
Interest expense, net		(1,136,096)		(334,170)
Gain (loss) from extinguishment of debt		115,725		(784,886)
Loss on initial issuance of private warrants		(2,829,065)
Change in fair value of warrant liabilities (See Note 12)		497,759
Loss before provision for income taxes		(8,160,541)		(5,828,925)
Income tax expense		40,264		23,051
Net loss		(8,200,805)		(5,851,976)
Change in redemption value of preferred stock				(912,687)
Net loss attributable to common stockholders		(8,200,805)		(6,764,663)
Other comprehensive (loss) gain
Foreign currency translation		(50,540)		2,159
Comprehensive loss		$ (8,251,345)		$ (5,849,817)
Weighted average number of common shares | shares		13,500,265		7,953,545
Net loss per share attributable to common stockholders, basic and diluted | $ / shares	$ (0.61)		$ (0.85)
Third Parties [Member]
Revenue
Revenue				$ 618	$ 1,366,417
Related Parties [Member]
Revenue
Revenue

[1]	- The computation of basic and diluted share and EPS data was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.
[2]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.